Additional disclosures in respect of guaranteed securities (Tables)	12 Months Ended
Mar. 31, 2023
Additional Disclosures [Abstract]
Disclosure of condensed statement of financial position
Summarised financial information for the year ended 31 March 2023 – IFRS

National Grid plc and Niagara Mohawk Power Corporation combined £m
Combined statement of financial position
Non-current loans to other subsidiaries	124
Non-current assets	11,385
Current loans to other subsidiaries	15,382
Current assets	1,610
Current loans from other subsidiaries	(6,181)
Current liabilities	(1,563)
Non-current loans from other subsidiaries	(2,096)
Non-current liabilities	(12,463)
Net assets[1]	6,198
Equity	6,198

Combined income statement – continuing operations
Revenue	3,601
Operating costs	(3,463)
Operating profit	138
Other income from other subsidiaries	1,691
Other income and costs, including taxation	(157)
Profit after tax	1,672
1.Excluded from net assets above are investments in other consolidated subsidiaries with a carrying value of £14,488 million.

Disclosure of condensed income statement
Summarised financial information for the year ended 31 March 2023 – IFRS

National Grid plc and Niagara Mohawk Power Corporation combined £m
Combined statement of financial position
Non-current loans to other subsidiaries	124
Non-current assets	11,385
Current loans to other subsidiaries	15,382
Current assets	1,610
Current loans from other subsidiaries	(6,181)
Current liabilities	(1,563)
Non-current loans from other subsidiaries	(2,096)
Non-current liabilities	(12,463)
Net assets[1]	6,198
Equity	6,198

Combined income statement – continuing operations
Revenue	3,601
Operating costs	(3,463)
Operating profit	138
Other income from other subsidiaries	1,691
Other income and costs, including taxation	(157)
Profit after tax	1,672
1.Excluded from net assets above are investments in other consolidated subsidiaries with a carrying value of £14,488 million.